LEASES (Schedule of Future Minimum Lease Payments) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Operating leases
2024	$ 4,187
2025	1,738
2026	1,147
2027	775
2028	249
Thereafter	0
Total future minimum lease payments	8,096
Less: imputed interest	647
Total	$ 7,449	$ 10,344